Stock Options (Details 3) (2008 Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-employees
Stock options
Recognized expense	$ 200,000	$ 10,000
Time-based Awards | Employees
Stock options
Vesting percentage on the first year anniversary of the grant date	25.00%
Stock options
Stock options
Vesting percentage on the first year anniversary of the grant date	25.00%
Stock options | Time-based Awards | Employees
Stock options
Unvested stock options (in shares)	329,283
Unvested weighted-average exercise price (in dollars per share)	$ 0.29
Stock options | Time-based Awards | Non-employees
Stock options
Unvested stock options (in shares)	6,858
Unvested weighted-average exercise price (in dollars per share)	$ 0.15
Stock options | Performance-based Awards
Stock options
Unvested stock options (in shares)	238,734
Unvested weighted-average exercise price (in dollars per share)	$ 0.24
Vesting percentage upon achievement of a milestone event	25.00%
Vesting percentage upon achievement of a milestone event under certain instances	50.00%
Restricted stock agreements | Time-based Awards | Employees
Stock options
Unvested shares of common stock	185,864
Restricted stock agreements | Time-based Awards | Non-employees
Stock options
Unvested shares of common stock	27,777
Restricted stock agreements | Performance-based Awards
Stock options
Unvested shares of common stock	148,506